United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-07309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/14

Date of Reporting Period: Six months ended 08/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2013
Share Class	Ticker
Institutional	FTRGX
Service	FTGSX

Federated Total Return Government Bond Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2013, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Securities	34.3%
U.S. Government Agency Commercial Mortgage-Backed Securities	30.4%
U.S. Treasury Securities	20.2%
U.S. Government Agency Mortgage-Backed Securities	14.7%
Repurchase Agreements—Collateral[2]	9.4%
Repurchase Agreements—Cash	0.1%
Other Assets and Liabilities—Net[3]	(9.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount			Value
		U.S. TREASURY—20.2%
		U.S. Treasury Bonds—5.1%
$2,200,000		11.250%, 2/15/2015	$2,547,488
4,000,000		3.500%, 2/15/2039	3,904,219
30,000,000		4.375%, 5/15/2040 - 5/15/2041	33,787,030
3,000,000	[1]	4.750%, 2/15/2041	3,581,778
		TOTAL	43,820,515
		U.S. Treasury Notes—15.1%
22,000,000		0.375%, 3/15/2015	22,024,970
42,000,000	[1]	0.250%, 8/15/2015 - 5/15/2016	41,615,300
7,500,000		4.250%, 8/15/2015	8,057,239
14,000,000		2.000%, 4/30/2016 - 11/15/2021	13,602,309
3,380,000		5.125%, 5/15/2016	3,781,166
10,000,000		0.625%, 7/15/2016	9,963,791
8,000,000	[1]	1.375%, 7/31/2018	7,912,266
22,000,000		1.875%, 6/30/2020	21,541,524
		TOTAL	128,498,565
		TOTAL U.S. TREASURY (IDENTIFIED COST $167,584,013)	172,319,080
		GOVERNMENT AGENCIES—34.3%
		Federal Farm Credit System—3.4%
500,000		5.550%, 7/23/2014	523,666
20,000,000		1.625%, 11/19/2014	20,333,638
1,000,000		4.300%, 12/15/2014	1,051,834
1,000,000		5.200%, 1/7/2015	1,065,966
1,000,000		5.570%, 11/23/2016	1,143,341
4,300,000		3.875%, 1/12/2021	4,603,082
249,000		5.800%, 11/10/2021	299,986
		TOTAL	29,021,513
		Federal Home Loan Bank System—8.9%
1,000,000		2.750%, 12/12/2014	1,030,445
1,000,000		2.875%, 6/12/2015	1,043,158
16,100,000		4.750%, 9/11/2015 - 12/16/2016	17,507,332
23,000,000		3.125%, 3/11/2016	24,365,075
14,000,000		5.375%, 5/18/2016	15,715,202
15,000,000		3.625%, 3/12/2021	15,795,470
		TOTAL	75,456,682
Semi-Annual Shareholder Report

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Mortgage Corporation—9.2%
$18,000,000	[1]	4.750%, 1/19/2016	$19,743,124
14,000,000		5.250%, 4/18/2016	15,623,665
7,000,000	[1]	2.500%, 5/27/2016	7,316,046
10,000,000		1.750%, 5/30/2019	9,759,475
23,000,000	[1]	2.375%, 1/13/2022	21,966,985
70,000		6.750%, 9/15/2029	93,930
3,300,000		6.250%, 7/15/2032	4,266,579
		TOTAL	78,769,804
		Federal National Mortgage Association—7.5%
30,000,000		1.250%, 9/28/2016	30,240,570
10,000,000	[1]	1.875%, 9/18/2018	9,982,552
25,000,000		1.550%, 10/4/2019	23,686,908
		TOTAL	63,910,030
		Tennessee Valley Authority Bonds—5.3%
37,550,000		5.500%, 7/18/2017	43,163,522
2,000,000		5.250%, 9/15/2039	2,178,163
		TOTAL	45,341,685
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $285,925,958)	292,499,714
		MORTGAGE-BACKED SECURITIES—4.8%
		Federal National Mortgage Association—2.5%
17,689,039		3.000%, 6/1/2027	18,078,750
2,388,800		3.500%, 8/1/2026	2,495,083
897,158		4.000%, 2/1/2042	926,596
		TOTAL	21,500,429
		Government National Mortgage Association—0.0%
85,506		6.500%, 10/15/2031	97,868
25,808		7.500%, 10/15/2026 - 10/15/2027	30,319
		TOTAL	128,187
		Government Agency—2.3%
19,949,661	[2,3]	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	19,737,431
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $42,138,956)	41,366,047
		Commercial Mortgage-Backed Securities—30.4%
		Agency Commercial Mortgage-Backed Securities—30.4%
12,433,547		FHLMC REMIC K017 A1, 1.891%, 12/25/2020	12,424,054
15,000,000		FHLMC REMIC K705 A2, 2.303%, 9/25/2018	15,023,582
20,500,000		FHLMC REMIC K703 A2, 2.699%, 5/25/2018	20,994,706
Semi-Annual Shareholder Report

Principal Amount		Value
	Commercial Mortgage-Backed Securities—continued
	Agency Commercial Mortgage-Backed Securities—continued
$16,932,768	FHLMC REMIC K014 A1, 2.724%, 10/25/2020	$17,513,748
7,000,000	FHLMC REMIC K018 A2, 2.789%, 1/25/2022	6,757,177
19,026,282	FHLMC REMIC K011 A1, 2.917%, 8/25/2020	19,767,614
20,000,000	FHLMC REMIC K702 A2, 3.154%, 2/25/2018	20,906,238
19,490,413	FHLMC REMIC K010 A1, 3.320%, 7/25/2020	20,527,987
7,311,749	FHLMC REMIC K007 A1, 3.342%, 12/25/2019	7,706,837
5,042,000	FHLMC REMIC K013 A2, 3.974%, 1/25/2021	5,330,481
17,000,000	FNMA REMIC 2013-M1 ASQ2, 1.074%, 11/25/2016	16,821,665
30,000,000	FNMA REMIC 2013-M3 ASQ2, 1.083%, 2/25/2016	29,994,219
11,617,189	FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	11,492,419
15,028,289	FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	15,303,089
15,070,622	FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	15,305,773
16,000,000	FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	16,293,570
7,598,769	FNMA REMIC 2012-M14 AL, 2.987%, 9/25/2027	6,811,098
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $258,993,649)	258,974,257
	COLLATERALIZED MORTGAGE OBLIGATIONS—9.9%
	Federal Home Loan Mortgage Corporation—1.5%
6,879,280	REMIC 2601 DA, 4.000%, 4/15/2023	7,217,741
5,698,446	REMIC 3322 FB, 0.574%, 5/15/2037	5,687,311
	TOTAL	12,905,052
	Federal National Mortgage Association—4.9%
6,076	REMIC 1988-16 B, 9.500%, 6/25/2018	6,756
3,306	REMIC 1989-35 G, 9.500%, 7/25/2019	3,764
3,000,772	REMIC 2007-46 FA, 0.554%, 5/25/2037	2,993,964
2,337,201	REMIC 2008-17 PA, 4.500%, 10/25/2037	2,446,038
4,416,972	REMIC 2009-14 PB, 3.500%, 3/25/2024	4,604,594
16,862,074	REMIC 2012-116 FA, 0.484%, 10/25/2042	16,822,587
14,316,954	REMIC 2012-119 FB, 0.534%, 11/25/2042	14,198,179
	TOTAL	41,075,882
	Government National Mortgage Association—3.5%
29,918,686	REMIC 2013-H16 FA, 0.735%, 7/20/2063	29,826,416
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $84,057,761)	83,807,350
Semi-Annual Shareholder Report

Principal Amount		Value
	Repurchase Agreements—9.5%
$1,124,000	Interest in $3,015,000,000 joint repurchase agreement 0.06%, dated 8/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,015,020,100 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,075,320,502.	$1,124,000
79,971,000	Interest in $3,015,000,000 joint repurchase agreement 0.06%, dated 8/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,015,020,100 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,075,320,502 (purchased with proceeds from securities lending collateral).	79,971,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	81,095,000
	TOTAL INVESTMENTS—109.1% (IDENTIFIED COST $919,795,337)[4]	930,061,448
	OTHER ASSETS AND LIABILITIES - NET—(9.1)%[5]	(77,957,339)
	TOTAL NET ASSETS—100%	$852,104,109
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, this restricted security amounted to $19,737,431, which represented 2.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2013, this liquid restricted security amounted to $19,737,431, which represented 2.3% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2013, all investments of the Fund utilized level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2013	Year Ended February 28 or 29,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.51	$11.80	$11.27	$11.32	$11.36	$11.20
Income From Investment Operations:
Net investment income	0.10	0.24	0.27	0.30	0.40	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)	0.04	0.63	0.05	(0.02)	0.16
TOTAL FROM INVESTMENT OPERATIONS	(0.30)	0.28	0.90	0.35	0.38	0.66
Less Distributions:
Distributions from net investment income	(0.10)	(0.24)	(0.27)	(0.30)	(0.39)	(0.50)
Distributions from net realized gain on investments and futures contracts	(0.13)	(0.33)	(0.10)	(0.10)	(0.03)	—
TOTAL DISTRIBUTIONS	(0.23)	(0.57)	(0.37)	(0.40)	(0.42)	(0.50)
Net Asset Value, End of Period	$10.98	$11.51	$11.80	$11.27	$11.32	$11.36
Total Return[1]	(2.64)%	2.40%	8.08%	3.11%	3.40%	6.07%
Ratios to Average Net Assets:
Net expenses	0.31%[2]	0.31%	0.28%	0.28%	0.26%	0.26%
Net investment income	1.73%[2]	1.95%	2.22%	2.60%	3.42%	4.43%
Expense waiver/reimbursement[3]	0.17%[2]	0.16%	0.17%	0.17%	0.22%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$697,667	$864,400	$691,854	$672,907	$647,680	$464,550
Portfolio turnover	37%	89%	152%	68%	75%	47%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	33%	40%	103%	68%	71%	42%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2013	Year Ended February 28 or 29,
		2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.51	$11.80	$11.27	$11.32	$11.36	$11.20
Income From Investment Operations:
Net investment income	0.08	0.20	0.23	0.26	0.36	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	(0.40)	0.04	0.63	0.06	(0.02)	0.16
TOTAL FROM INVESTMENT OPERATIONS	(0.32)	0.24	0.86	0.32	0.34	0.62
Less Distributions:
Distributions from net investment income	(0.08)	(0.20)	(0.23)	(0.27)	(0.35)	(0.46)
Distributions from net realized gain on investments and futures contracts	(0.13)	(0.33)	(0.10)	(0.10)	(0.03)	—
TOTAL DISTRIBUTIONS	(0.21)	(0.53)	(0.33)	(0.37)	(0.38)	(0.46)
Net Asset Value, End of Period	$10.98	$11.51	$11.80	$11.27	$11.32	$11.36
Total Return[1]	(2.81)%	2.05%	7.71%	2.76%	3.05%	5.71%
Ratios to Average Net Assets:
Net expenses	0.65%[2]	0.65%	0.62%	0.62%	0.60%	0.60%
Net investment income	1.39%[2]	1.61%	1.74%	2.26%	3.10%	4.06%
Expense waiver/reimbursement[3]	0.32%[2]	0.32%	0.33%	0.32%	0.37%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,437	$278,256	$622,581	$158,495	$173,789	$144,068
Portfolio turnover	37%	89%	152%	68%	75%	47%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	33%	40%	103%	68%	71%	42%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $77,689,427 of securities loaned (identified cost $919,795,337)		$930,061,448
Cash		386
Income receivable		3,847,815
Receivable for shares sold		207,821
TOTAL ASSETS		934,117,470
Liabilities:
Payable for shares redeemed	$1,757,917
Payable for collateral due to broker for securities lending	79,971,000
Income distribution payable	153,945
Payable for Directors'/Trustees' fees (Note 5)	1,635
Payable for distribution services fee (Note 5)	12,064
Payable for shareholder services fee (Note 5)	35,763
Accrued expenses (Note 5)	81,037
TOTAL LIABILITIES		82,013,361
Net assets for 77,635,924 shares outstanding		$852,104,109
Net Assets Consist of:
Paid-in capital		$845,503,628
Net unrealized appreciation of investments		10,266,111
Accumulated net realized loss on investments and futures contracts		(3,745,988)
Undistributed net investment income		80,358
TOTAL NET ASSETS		$852,104,109
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($697,667,393 ÷ 63,564,455 shares outstanding), no par value, unlimited shares authorized		$10.98
Service Shares:
Net asset value per share ($154,436,716 ÷ 14,071,469 shares outstanding), no par value, unlimited shares authorized		$10.98
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2013 (unaudited)
Investment Income:
Interest (including income on securities loaned of $78,225)			$10,509,355
Expenses:
Investment adviser fee (Note 5)		$1,539,637
Administrative fee (Note 5)		400,441
Custodian fees		20,419
Transfer agent fee		339,029
Directors'/Trustees' fees (Note 5)		5,870
Auditing fees		13,083
Legal fees		4,306
Portfolio accounting fees		88,857
Distribution services fee (Note 5)		272,991
Shareholder services fee (Note 5)		263,619
Account administration fee (Note 2)		2,531
Share registration costs		49,665
Printing and postage		15,317
Insurance premiums (Note 5)		3,020
Miscellaneous (Note 5)		6,819
TOTAL EXPENSES		3,025,604
Waivers (Note 5):
Waiver of investment adviser fee	$(870,357)
Waiver of distribution services fee	(167,923)
TOTAL WAIVERS		(1,038,280)
Net expenses			1,987,324
Net investment income			8,522,031
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,472,824)
Net realized gain on futures contracts			124,376
Net change in unrealized appreciation of investments			(34,376,007)
Net change in unrealized depreciation of futures contracts			227,793
Net realized and unrealized loss on investments and futures contracts			(35,496,662)
Change in net assets resulting from operations			$(26,974,631)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2013	Year Ended 2/28/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,522,031	$22,749,709
Net realized gain (loss) on investments and futures contracts	(1,348,448)	31,927,857
Net change in unrealized appreciation/depreciation of investments and futures contracts	(34,148,214)	(26,621,229)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(26,974,631)	28,056,337
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(7,021,674)	(16,342,343)
Service Shares	(1,527,502)	(7,833,220)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(9,589,417)	(22,782,089)
Service Shares	(2,690,464)	(11,653,811)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,829,057)	(58,611,463)
Share Transactions:
Proceeds from sale of shares	106,218,574	614,010,720
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated U.S. Government Bond Fund	—	36,852,332
Net asset value of shares issued to shareholders in payment of distributions declared	18,577,809	51,526,558
Cost of shares redeemed	(367,544,497)	(843,613,789)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(242,748,114)	(141,224,179)
Change in net assets	(290,551,802)	(171,779,305)
Net Assets:
Beginning of period	1,142,655,911	1,314,435,216
End of period (including undistributed net investment income of $80,358 and $107,503, respectively)	$852,104,109	$1,142,655,911
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2013 (unaudited)
1. ORGANIZATION
Federated Total Return Government Bond Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Service Shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters. The investment objective of the Trust is to pursue total return consistent with current income.
On August 24, 2012, the Trust acquired all of the net assets of Federated U.S. Government Bond Fund (U.S. Government Bond Fund), an open-end investment company in a tax-free reorganization in exchange for shares of the Trust, pursuant to a plan of reorganization approved by the U.S. Government Bond Fund's shareholders on August 13, 2012. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Trust were recorded at fair value; however, the cost basis of the investments received from U.S. Government Bond Fund was carried forward to align ongoing reporting of the Trust's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on March 1, 2012, the beginning of the annual reporting period of the Trust, the Trust's pro forma results of operations for the year ended February 28, 2013, were as follows:
Net investment income*	$23,158,384
Net realized and unrealized gain on investments and futures contracts	$6,440,000
Net increase in net assets resulting from operations	$29,598,384
*	Net investment income includes $110,291 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of U.S. Government Bond Fund that have been included in the Trust's Statement of Changes as of February 28, 2013.
For every one share of U.S. Government Bond Fund Service Shares exchanged, a shareholder received 0.859 shares of the Trust's Service Shares.
The Trust received net assets from U.S. Government Bond Fund as the result of the tax-free reorganization as follows:
Shares of the Trust Issued	U.S. Government Bond Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Trust Immediately Prior to Combination	Net Assets of the Trust Immediately After Combination
3,123,021	$36,852,332	$4,899,803	$1,279,826,160	$1,316,678,492
1	Unrealized Appreciation is included in the U.S. Government Bond Fund Net Assets Received amount shown above.
Semi-Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Trust generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Trust cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Trust's valuation policies and procedures, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Trust, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the
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event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Trust may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Trust to require the other party to a repurchase agreement to transfer to the Trust's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Trust holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Trust has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Trust to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Trust in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Trust may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Trust's Adviser and its affiliates. The Trust will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Trust and its counterparties that provides for the net settlement of all transactions and collateral with the Trust, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to that class. For the six months ended August 31, 2013, account administration fees for the Trust were as follows:
Account Administration Fees Incurred
Service Shares	$2,531
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Trust's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2013, the Trust did not have a liability for any uncertain tax positions. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2013, tax years 2010 through 2013 remain subject to examination by the Trust's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Trust may engage in when-issued or delayed-delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Trust may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Trust agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Trust records TBAs on the trade date utilizing information associated with the
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specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Trust.
Dollar-Roll Transactions
The Trust engages in dollar-roll transactions in which the Trust sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Trust treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Trust purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Trust is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Trust receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Trust recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Trust since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At August 31, 2013, the Trust had no outstanding futures contracts.
The average notional value of short futures contracts held by the Trust throughout the period was $11,808,214. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Trust participates in a securities lending program providing for the lending of government securities to qualified brokers. The Trust normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Trust, according to agreed-upon rates.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Trust exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Trust includes an indemnification clause. This clause stipulates that the borrower will reimburse the Trust for any losses as a result of any failure of the borrower to return equivalent securities to the Trust.
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As of August 31, 2013, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$77,689,427	$79,971,000
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended August 31, 2013
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$124,376
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$227,793
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2013		Year Ended 2/28/2013
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,576,132	$86,189,358	31,104,188	$365,734,096
Shares issued to shareholders in payment of distributions declared	1,325,567	14,923,306	2,783,247	32,554,283
Shares redeemed	(20,417,976)	(229,706,836)	(17,440,940)	(204,285,709)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(11,516,277)	$(128,594,172)	16,446,495	$194,002,670
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	Six Months Ended 8/31/2013		Year Ended 2/28/2013
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,766,895	$20,029,216	21,105,270	$248,276,624
Shares issued in connection with the tax-free transfer of assets from U.S. Government Bond Fund	—	—	3,123,021	36,852,332
Shares issued to shareholders in payment of distributions declared	324,727	3,654,503	1,616,687	18,972,275
Shares redeemed	(12,188,536)	(137,837,661)	(54,441,533)	(639,328,080)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(10,096,914)	$(114,153,942)	$(28,596,555)	$(335,226,849)
NET CHANGE RESULTING FROM TOTAL TRUST SHARE TRANSACTIONS	(21,613,191)	$(242,748,114)	$(12,150,060)	$(141,224,179)
4. FEDERAL TAX INFORMATION
At August 31, 2013, the cost of investments for federal tax purposes was $919,795,337. The net unrealized appreciation of investments for federal tax purposes was $10,266,111. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,598,348 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,332,237.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Trust and the Adviser provides for an annual fee equal to 0.30% of the Trust's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2013, the Adviser voluntarily waived $870,357 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2013, the net fee paid to FAS was 0.078% of average daily net assets of the Trust.
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Distribution Services Fee
The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Trust's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Trust may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2013, distribution services fees for the Trust were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$272,991	$(167,923)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2013, FSC retained $105,068 of fees paid by the Trust.
Shareholder Services Fee
The Trust may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Trust's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Trust for Service Fees. For the six months ended August 31, 2013, Service Fees for the Trust were as follows:
Service Fees Incurred
Service Shares	$263,619
For the six months ended August 31, 2013, FSSC received $817 of fees paid by the Trust.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Trust's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.31% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2014; or (b) the date of the Trust's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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General
Certain Officers and Trustees of the Trust are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Trust.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2013, were as follows:
Purchases	$52,050,646
Sales	$79,707,950
7. LINE OF CREDIT
The Trust participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Trust by PNC Bank at the time of the borrowing. As of August 31, 2013, there were no outstanding loans. During the six months ended August 31, 2013, the Trust did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Trust to borrow from other participating affiliated funds. As of August 31, 2013, there were no outstanding loans. During the six months ended August 31, 2013, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Trust, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Trust expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2013 to August 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Trust with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 3/1/2013	Ending Account Value 8/31/2013	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$973.60	$1.54
Service Shares	$1,000	$971.90	$3.23
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.64	$1.58
Service Shares	$1,000	$1,021.93	$3.31
1	Expenses are equal to the Trust's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.31%
Service Shares	0.65%
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Evaluation and Approval of Advisory Contract–May 2013
Federated Total Return Government Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser, noting that the overall expense structure of the Fund, after waivers and expense reimbursements, was below the median of the relevant peer group, and was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant, though not conclusive in judging the reasonableness of proposed fees.
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For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in arbitrarily allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a fund. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were
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likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Class.” Select a fund name to go to the Fund Overview page, then select a share class, if applicable. On the Fund Overview page, select the “Literature and Prospectuses” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Total Return Government Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31429A105
CUSIP 31429A204
G01393-01 (10/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 22, 2013